INCOME TAXES - Narrative Tax Losses, Tax Credits and Other Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 38,158	$ 34,850
Before Offset Amount | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	690	$ 600
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	15,170
Tax losses for which deferred tax asset recognised	1,378
Unused tax losses for which no deferred tax asset recognised	13,792
Brazil, France, Germany, Luxembourg, Spain and USA | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, amount	123,900
Tax losses for which deferred tax asset recognised	40,300
Unused tax losses for which no deferred tax asset recognised	83,600
Basque Country in Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	499
Tax credits for which deferred tax asset recognised	129
Unused tax credits for which no deferred tax asset recognised	370
Brazil, Spain, and the United States | Unlimited tax period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit, amount	191
Tax credits for which deferred tax asset recognised	79
Unused tax credits for which no deferred tax asset recognised	$ 112